Assets held for sale and discontinued operations (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of detailed information about amounts of discontinued operations included in profit explanatory
Results of the discontinued operations, which have been included in profit for the year, were as follows:

2020
£m
Revenue	107.4
Costs of services	(92.3)
Gross profit	15.1
General and administrative costs	(4.4)
Operating profit	10.7
Share of results of associates	—
Profit before interest and taxation	10.7
Finance and investment income	0.1
Finance costs	(0.3)
Revaluation and retranslation of financial instruments	—
Profit before taxation	10.5
Attributable tax expense	(2.2)
Profit after taxation	8.3

Gain on sale of discontinued operations	10.0
Attributable tax expense on sale of discontinued operations	(1.9)

Net gain attributable to discontinued operations	16.4

Attributable to
Equity holders of the parent	6.5
Non-controlling interests[1]	9.9
16.4
Note
1In 2020, non-controlling interests includes £9.3 million recognised on the disposal of Kantar within WPP Scangroup, a 56% owned subsidiary of the Group.
Disclosure of detailed information about gain on sale of discontinued operations explanatory
The gain on sale of discontinued operations disposed by 31 December 2020 is calculated as follows:

2020
£m
Intangible assets (including goodwill)	162.5
Property, plant and equipment	15.1
Right-of-use assets	27.2
Interests in associates and joint ventures	4.6
Other investments	—
Deferred tax assets	6.1
Corporate income tax recoverable	16.9
Trade and other receivables	170.3
Cash and cash equivalents	32.2
Trade and other payables	(141.6)
Corporate income tax payable	(5.6)
Lease liabilities	(23.2)
Deferred tax liabilities	(1.3)
Provisions for post-employment benefits	(7.9)
Provisions for liabilities and charges	(0.6)
Net assets	254.7

Non-controlling interests	(6.1)
Net assets excluding non-controlling interests	248.6

Consideration received in cash and cash equivalents	240.9
Transaction costs	(4.5)
Deferred consideration[1]	1.6
Total consideration received	238.0

Loss on sale before exchange adjustments	(10.6)
Exchange adjustments recycled to the income statement	20.6
Gain on sale of discontinued operation	10.0
Note
[1]Deferred consideration in 2020 is made up of £79.6 million expected to be received in future periods on the satisfaction of certain conditions and the deferral of £78.0 million consideration against services the Group will supply to Kantar on favourable terms in the future. The conditions expected to be met in the future include the settlement of ongoing legal cases, realisation of the value of certain investments and the utilisation of certain tax losses and allowances. There was uncertainty at the date of disposal in regard to the ultimate resolution of these items and estimates of amounts due to be received were required to be made; there were no individually material estimates. Future services provided by the Group to Kantar arose through the negotiation of Transition Service Arrangements, as is customary for a disposal of this magnitude. The Group will support Kantar for a period of up to four years, primarily in the area of IT, on terms which are favourable to the disposal group. As such, an element of consideration has been deferred and will be recognised as the services are provided.